Expense Example	Sep. 09, 2026 USD ($)
Lone Peak SMID Value ETF | Lone Peak SMID Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Lone Peak International Value ETF | Lone Peak International Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224